UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookmont Capital Management
Address: 2000 McKinney Avenue, Suite 810
         Dallas, TX  75201

13F File Number:  028-14438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Susan Begando
Title:     Compliance Officer
Phone:     214-932-6712

Signature, Place, and Date of Signing:

 /s/ Susan Begando     Dallas, TX     April 28, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $118,250 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1226    24418 SH       SOLE                    24418        0        0
AT&T INC                       COM              00206R102     4241   144909 SH       SOLE                   144909        0        0
CBS CORP NEW                   CL B             124857202     1905    77365 SH       SOLE                    77365        0        0
CHEVRON CORP NEW               COM              166764100     3351    24517 SH       SOLE                    24517        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     2970    38387 SH       SOLE                    38387        0        0
ENNIS INC                      COM              293389102     2622   159381 SH       SOLE                   159381        0        0
EXXON MOBIL CORP               COM              30231G102      560     6659 SH       SOLE                     6659        0        0
GALLAGHER ARTHUR J & CO        COM              363576109     3053    99046 SH       SOLE                    99046        0        0
GENERAL ELECTRIC CO            COM              369604103     3226   158150 SH       SOLE                   158150        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     2680    68913 SH       SOLE                    68913        0        0
HEINZ H J CO                   COM              423074103     2793    56409 SH       SOLE                    56409        0        0
HOME DEPOT INC                 COM              437076102    11571   311219 SH       SOLE                   311219        0        0
HUBBELL INC                    CL B             443510201     3515    51437 SH       SOLE                    51437        0        0
ISHARES TR                     S&P 500 INDEX    464287200      596     4493 SH       SOLE                     4493        0        0
ISHARES TR                     BARCLY USAGG B   464287226      337     3209 SH       SOLE                     3209        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      805    13377 SH       SOLE                    13377        0        0
ISHARES TR                     S&P MIDCAP 400   464287507      848     8687 SH       SOLE                     8687        0        0
ISHARES TR                     RUSSELL1000GRW   464287614      322     5349 SH       SOLE                     5349        0        0
ISHARES TR                     DJ US REAL EST   464287739     3015    51057 SH       SOLE                    51057        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      513     7019 SH       SOLE                     7019        0        0
ITC HLDGS CORP                 COM              465685105     3100    45148 SH       SOLE                    45148        0        0
JOHNSON & JOHNSON              COM              478160104     3882    64288 SH       SOLE                    64288        0        0
JPMORGAN CHASE & CO            COM              46625H100     3012    65146 SH       SOLE                    65146        0        0
KELLOGG CO                     COM              487836108     4114    75966 SH       SOLE                    75966        0        0
LUBRIZOL CORP                  COM              549271104     1701    12694 SH       SOLE                    12694        0        0
MCDONALDS CORP                 COM              580135101     4160    54504 SH       SOLE                    54504        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     3275    87238 SH       SOLE                    87238        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     1757    24330 SH       SOLE                    24330        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     1287    23454 SH       SOLE                    23454        0        0
PACKAGING CORP AMER            COM              695156109     3061   107360 SH       SOLE                   107360        0        0
PAYCHEX INC                    COM              704326107     3060    93646 SH       SOLE                    93646        0        0
PEPSICO INC                    COM              713448108     2649    40978 SH       SOLE                    40978        0        0
PITNEY BOWES INC               COM              724479100     1464    57867 SH       SOLE                    57867        0        0
PNC FINL SVCS GROUP INC        COM              693475105     2952    47676 SH       SOLE                    47676        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107     3190    44367 SH       SOLE                    44367        0        0
SONOCO PRODS CO                COM              835495102     2876    79914 SH       SOLE                    79914        0        0
SOUTHERN CO                    COM              842587107     2804    73793 SH       SOLE                    73793        0        0
TUPPERWARE BRANDS CORP         COM              899896104     3307    57028 SH       SOLE                    57028        0        0
UNILEVER N V                   N Y SHS NEW      904784709     2768    89008 SH       SOLE                    89008        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2903    39467 SH       SOLE                    39467        0        0
US BANCORP DEL                 COM NEW          902973304     2933   108689 SH       SOLE                   108689        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844      207     3735 SH       SOLE                     3735        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104     3086    83104 SH       SOLE                    83104        0        0
WELLS FARGO & CO NEW           COM              949746101     2962    92588 SH       SOLE                    92588        0        0
WORTHINGTON INDS INC           COM              981811102     1591    77656 SH       SOLE                    77656        0        0